Property, plant and equipment - Depreciation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 385,203	$ 421,574	$ 344,716
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	373,889	411,579	330,799
Administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 11,314	$ 9,995	$ 13,917